                                   SECURITY
                                      FUNDS

                                    SEMI-ANNUAL
                                    REPORT

                                    JUNE 30, 2002

                                    *  Security Cash
                                       Fund, p. 12

                                    *  Security Income
                                       Fund
                                       - Diversified
                                         Income Series, p. 5
                                       - High Yield Series,
                                         p. 9

                                    *  Security
                                       Municipal Bond
                                       Fund, p. 3

                   Security Distributors, Inc.
                   A Member of The Security Benefit
                   Group of Companies

COMMENTARY FROM THE CHAIRMAN OF THE BOARD
.................................................................................
AUGUST 15, 2002

John Cleland

TO OUR SHAREHOLDERS:

The last six months have proven to be a difficult time for investors.
Geo-political problems around the world, with the Indian/Pakistani conflict, the
Arab/Israeli crisis and the continuation of the war on terrorism, have created an unfavorable backdrop for financial markets.

Perhaps more importantly, however, is the crisis in confidence on the part of investors from the fallout of the Enron and Arthur Anderson debacle. With the bankruptcy filing of Adelphia and WorldCom, resulting from questionable activities on the part of senior management, many investors are doubting the honesty of Wall Street and the believability of financial statements provided by independent auditors. And against this backdrop of negative news, the markets have continued to decline: a retreat that has lasted now for 2 1/2 years.

But it does seem to us that there is light at the end of the tunnel, and we do not believe it to be another oncoming train. Economic growth continues to provide us with expectations that corporate earnings should begin to improve over the remainder of the year, and into 2003 as well. While the pace of this economic expansion does not appear to be extraordinarily robust, it does appear to be solid. It is extending to new investment spending on the part of major companies that appear to have come to the end of the inventory correction cycle.
Since corporate earnings growth is one of the principle factors that ultimately impact stock prices, we expect to see an improving market environment over the remainder of this year. Secondly, the markets have declined to a level now where valuations are becoming attractive on a fundamental basis.

Finally, by historic standards, the duration of this bear market has lasted longer than we would have expected. One must go back to 1941 to find a period when the market declined for three consecutive calendar years. If for no other reason, we would expect that time, as always, remains on the side of the investor.

This is a period that has tried the patience of all market participants. But we are reminded of past periods of market declines, which have always been followed by significant market advances. No one can predict an exact market bottom, but for those who have been following a dollar cost averaging strategy*, we expect the benefits of this approach to become apparent before much longer.

It is our belief that democracy and the free market system remain the best the world has known. Over time, investors benefit from the fruits produced from this combination, and we remain, as always, optimistic about the future.

Sincerely,

John Cleland
Chairman, The Security Funds

*Dollar cost averaging does not assure profit or protect against loss in a declining market.

--------------------------------------------------------------------------------

COMMENTARY FROM THE PRESIDENT
.................................................................................
AUGUST 15, 2002

James R. Schmank

TO OUR SHAREHOLDERS:

As Chairman John Cleland points out in his letter, the continuing market environment has proven difficult for investors, seasoned professionals and novice alike. The conflict in the Middle-East, the continuing impact of terrorism concerns, poor corporate earnings resulting from months of a weak economy, and the unexpected impact of corporate scandals have all been a detriment to the markets and consumer confidence. Despite all this negativity, we see the economy strengthening, and conditions slowly improving for global businesses. But those conditions have not yet generated the kind of enthusiasm that will help the markets reflect a more positive attitude and valuations.

We expect economic and business conditions to continue to improve. The Fed seems intent on keeping interest rates low in the near term to provide continuing stimulus. Indications suggest that corporate earnings are beginning to firm, and we expect to see improvement begin to show and bolster consumer attitudes. We believe in the financial markets, and in the value of holding diversified portfolio securities, and we expect a more positive environment to develop over the next 12 months.

WHAT TO DO IN THESE TIMES
It is times like these that point us back to the fundamentals of investing. It is more important than ever to identify an investment time frame and consider the appropriateness of portfolio strategy and goals. Remember that investment success occurs over long periods of time. Market cycles typically occur over five-year periods or more.

Once your plan is determined and a time horizon set, stick with the plan and don't become discouraged as the market ebbs and flows along its way over the market cycle. Remember, investments made during market lows should reap larger benefits when the markets rebound.

ROLE OF INDEPENDENT REPRESENTATIVES
In times like these, we are particularly proud of the financial representatives who help us to serve you, our customers, by building portfolios that can help temper these environments. We encourage you, as always, to contact your financial representative on a regular basis to discuss your portfolio strategy, and to be sure that it remains appropriately diversified during these market cycles.

As always, we appreciate your confidence in us, and we thank you for choosing the Security Funds for your continued investments.

Sincerely,

James R. Schmank
President, The Security Funds

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
.................................................................................
JUNE 30, 2002 (UNAUDITED)

                    SECURITY MUNICIPAL BOND FUND

                                        PRINCIPAL      MARKET
MUNICIPAL BONDS                          AMOUNT         VALUE
--------------------------------------------------------------------------------
CALIFORNIA - 6.3%
Los Angeles County,
   CA Metro Transit Authority,
   5.625% - 2018................       $1,000,000    $1,028,200
IDAHO - 2.4%
Idaho Health Facility Authority,
   St. Lukes Medical Center,
   1.35% - 2030.................          400,000       400,000
ILLINOIS - 14.9%
Chicago, IL Board of Education -
   General Obligation,
   5.75% - 2027.................          250,000       260,573
Chicago, IL Midway Airport,
   5.625% - 2029................          250,000       253,585
Cook County, IL - General
   Obligation, 5.625% - 2016....          275,000       290,977
Illinois Development Finance
   Authority, 5.25% - 2012......          220,000       238,196
Illinois Educational Facility,
   Northwestern University,
   5.50% - 2013.................          225,000       249,871
Winnebago County, IL School
   District No. 122 - General
   Obligation, 0.00% - 20141....        2,000,000     1,149,600
                                                     ----------
                                                      2,442,802
INDIANA - 3.0%
Indiana Bond Bank,
   5.00% - 2023.................          500,000       489,765
KANSAS - 5.0%
Kansas State Development Finance
   Authority Water Pollution
   Control, 5.50% - 2016........          500,000       551,270
Wyandotte County, Kansas City, KS
   Unified Government Utility System,
   5.75% - 2024.................          250,000       264,098
                                                     ----------
                                                        815,368
MARYLAND - 1.9%
Maryland State Health & Higher
   Education Carroll County General
   Hospital, 6.00% - 2017.......          300,000       315,195
MASSACHUSETTS - 4.0%
Massachusetts State Conservation -
   General Obligation,
   5.50% - 2014.................          250,000       277,975
Massachusetts State Water
   Pollution Abatement
   Trust, 5.75% - 2029..........          350,000       367,752
                                                     ----------
                                                        645,727
                                        PRINCIPAL      MARKET
MUNICIPAL BONDS (CONTINUED)              AMOUNT         VALUE
--------------------------------------------------------------------------------
NEVADA - 6.7%
Clark County, NV School District -
   General Obligation,
   5.50% - 2016.................       $1,000,000    $1,093,570
NEW JERSEY - 6.7%
North Brunswick Township, NJ
   Board of Education,
   6.30% - 2013.................        1,000,000     1,094,500
NEW YORK - 22.0%
New York, NY City Municipal
   Water Finance Authority,
   5.50% - 2023.................          250,000       255,815
New York State Dorm Authority:
   5.50% - 2012.................        1,000,000     1,120,570
   5.50% - 2026.................          200,000       203,602
New York State Local Government
   Assistance Corporation,
   6.00% - 2016.................          205,000       217,493
New York State Mortgage Agency,
   6.125% - 2030................          500,000       525,635
New York State Urban Development
   Corporation, 5.375% - 2025...          700,000       707,133
Triborough Bridge and Tunnel
   Authority, New York,
   5.50% - 2017.................          250,000       278,825
Triborough Bridge and Tunnel
   Authority, New York,
   5.50% - 2017.................          250,000       276,142
                                                     ----------
                                                      3,585,215
OHIO - 3.1%
Erie County, Ohio Hospital Facility,
   5.625% - 2032................          500,000       499,600
PENNSYLVANIA - 4.5%
Philadelphia, PA School District -
   General Obligation:
   5.50% - 2016.................          200,000       221,222
   5.50% - 2031.................          500,000       512,710
                                                     ----------
                                                        733,932
TENNESSEE - 3.6%
Memphis-Shelby County, TN
   Airport Authority,
   6.00% - 2024.................          300,000       319,146
Tennessee Housing Development
   Agency, 6.35% - 2031.........          250,000       262,590
                                                     ----------
                                                        581,736

                             SEE ACCOMPANYING NOTES.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
.................................................................................
JUNE 30, 2002 (UNAUDITED)

                SECURITY MUNICIPAL BOND FUND (CONTINUED)

                                        PRINCIPAL      MARKET
MUNICIPAL BONDS (CONTINUED)              AMOUNT         VALUE
--------------------------------------------------------------------------------
TEXAS - 7.9%
Harris County, Texas - General
   Obligation, 0.00% - 2024(1)..      $   835,000   $   239,169
Lone Star Texas Airport
   Improvement Authority,
   1.213% - 2014(2).............          600,000       600,000
Lower Colorado River Authority,
   Texas, 6.00% - 2013..........          250,000       277,880
Texas Water Development Board,
   5.00% - 2015.................          165,000       169,234
                                                    -----------
                                                      1,286,283
WASHINGTON - 9.4%
Seattle, WA - General Obligation,
   5.75% - 2028.................          250,000       261,545
Washington State Public Power
   Supply System Nuclear Project,
   6.30% - 2012.................        1,000,000     1,163,930
Washington State - General
   Obligation, 5.50% - 2018.....          100,000       108,930
                                                    -----------
                                                      1,534,405
                                                    -----------
   Total municipal bonds - 101.4%................    16,546,298
   Liabilities, less cash and other
      assets - (1.4%)............................      (222,070)
                                                    -----------
   Total net assets - 100.0%.....................   $16,324,228
                                                    ===========

The identified cost of investments owned at June 30, 2002 was the same for federal income tax and financial statement purposes.

(1) Original issue discount bond under terms of initial offering.
(2) Variable rate security. Rate indicated is rate effective at June 30, 2002.

                             SEE ACCOMPANYING NOTES.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
.................................................................................
JUNE 30, 2002 (UNAUDITED)

                      SECURITY INCOME FUND -
                     DIVERSIFIED INCOME SERIES

                                        PRINCIPAL      MARKET
CORPORATE BONDS                          AMOUNT         VALUE
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 0.8%
Boeing Capital Corporation,
   6.68% - 2003.................         $350,000     $ 366,603
United Technologies Corporation,
   6.35% - 2011.................          300,000       315,375
                                                      ---------
                                                        681,978
AIRLINES - 1.4%
Continental Airlines, Inc.,
   7.434% - 2004................          350,000       323,383
Delta Air Lines:
   7.779% - 2005................          250,000       257,198
   7.57% - 2010.................          100,000       107,284
Southwest Airlines Company,
   7.875% - 2007................          450,000       507,938
                                                      ---------
                                                      1,195,803
BANKING - 2.9%
Abbey National plc,
   6.69% - 2005.................          300,000       319,500
Bank of America Corporation,
   7.80% - 2010.................          300,000       335,712
Bank of New York Company, Inc.,
   6.50% - 2003.................          100,000       105,250
BCH Cayman Islands, Ltd.,
   7.70% - 2006.................          300,000       322,875
Den Danske Bank,
   7.40% - 2010.................          475,000       520,719
Golden State Holdings,
   7.125% - 2005................           25,000        26,688
Key Bank NA, 7.00% - 2011.......          300,000       316,544
PNC Funding Corporation,
   7.75% - 2004.................          200,000       214,250
Washington Mutual Capital I,
   8.375% - 2027................          300,000       316,500
                                                      ---------
                                                      2,478,038
BASIC INDUSTRY - OTHER- 0.4%
Pioneer Hi Bred International, Inc.,
   5.75% - 2009.................          375,000       375,000
BEVERAGES - 1.3%
Anheuser-Busch Companies, Inc.,
   7.10% - 2007.................          400,000       428,000
Coca-Cola Company,
   5.75% - 2011.................          350,000       355,228
Fosters Brewing Group,
   6.875% - 2011................          300,000       317,749
                                                      ---------
                                                      1,100,977

                                        PRINCIPAL      MARKET
CORPORATE BONDS (CONTINUED)              AMOUNT         VALUE
--------------------------------------------------------------------------------
BROKERAGE - 1.6%
Credit Suisse First Boston USA,
   6.125% - 2011................         $300,000   $   294,706
Legg Mason, Inc., 6.75% - 2008..          350,000       369,858
Merrill Lynch & Company, Inc.,
   5.70% - 2004.................          350,000       362,688
Waddell & Reed Financial, Inc.,
   7.50% -2006..................          300,000       320,459
                                                      ---------
                                                      1,347,711
BUILDING MATERIALS - 0.7%
Vulcan Materials Company,
   5.75% - 2004.................          600,000       621,000
CHEMICALS - 0.4%
PPG Industries, Inc.,
   7.40% - 2019.................          350,000       340,375
CONGLOMERATES - 0.7%
CRH America, Inc., 6.95% - 2012.          300,000       315,515
Tyco International, Ltd.,
   7.00% - 2028.................          350,000       248,238
                                                      ---------
                                                        563,753
CONSTRUCTION MACHINERY - 0.3%
Agco Corporation, 8.50% - 2006..          275,000       277,062
CONSUMER CYCLICAL - OTHER - 0.0%
American ECO Corporation,
   9.625% - 2008*...............           25,000             3
CONSUMER NONCYCLICAL - OTHER - 0.4%
Eli Lilly & Company,
   7.125% - 2025................          300,000       326,316
ELECTRIC UTILITIES - 1.4%
CMS Energy Corporation,
   6.75% - 2004.................           25,000        18,750
Calpine Corporation,
   8.75% - 2007.................           25,000        17,500
Dominion Resources, Inc.,
   7.40% - 2002.................          300,000       302,625
Duke Capital Corporation,
   8.00% - 2019.................          300,000       337,875
National Rural Utilities,
   5.50% - 2005.................          300,000       308,625
Progress Energy, Inc.,
   6.55% - 2004.................          200,000       208,250
                                                      ---------
                                                      1,193,625
ENERGY - INTEGRATED - 0.9%
Conoco, Inc., 6.95% - 2029......          350,000       357,875
PanCanadian Petroleum,
   6.30% - 2011.................          350,000       351,798
                                                      ---------
                                                        709,673
                            SEE ACCOMPANYING NOTES.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
.................................................................................
JUNE 30, 2002 (UNAUDITED)

                      SECURITY INCOME FUND -
                DIVERSIFIED INCOME SERIES (CONTINUED)

                                        PRINCIPAL      MARKET
CORPORATE BONDS (CONTINUED)              AMOUNT         VALUE
--------------------------------------------------------------------------------
ENERGY - OTHER - 0.0%
P&L Coal Holdings Corporation,
   8.875% - 2008................        $  19,000    $   19,997
ENTERTAINMENT - 0.4%
Time Warner Entertainment
   Company, 10.15% - 2012.......          280,000       319,900
FINANCIAL COMPANIES - CAPTIVE CONSUMER - 1.4%
Ford Motor Credit Company,
   6.50% - 2007.................          300,000       300,274
Ford Motor Credit Company,
   5.80% - 2009.................          300,000       282,060
General Motors Acceptance
   Corporation, 5.80% - 2003....          300,000       306,444
General Motors Acceptance
   Corporation, 6.125%, - 2006..          300,000       304,247
                                                      ---------
                                                      1,193,025
FINANCIAL COMPANIES - NONCAPTIVE
   CONSUMER - 2.0%
Capital One Bank,
   6.375% - 2003................          300,000       300,375
Capital One Financial,
   8.75% - 2007.................          300,000       302,219
Countrywide Capital,
   8.00% - 2026.................          300,000       309,000
ERAC USA Finance Company,
   7.35% - 2008.................          350,000       376,828
Household Netherlands BV,
   6.20% - 2003.................          350,000       360,937
                                                      ---------
                                                      1,649,359

FINANCIAL COMPANIES - NONCAPTIVE DIVERSIFIED - 0.2%
CIT Group Holdings Inc.,
   7.625% - 2005................          150,000       147,750
FOOD - 0.2%
Kraft Foods, Inc., 5.625% - 2011          200,000       198,196
GAMING - 0.2%
Park Place Entertainment,
   7.875% - 2005................          175,000       175,437
HOME CONSTRUCTION - 1.0%
Centex Corporation,
   7.50% - 2012.................          500,000       534,001
M.D.C. Holdings, Inc.,
   8.375% - 2008................          137,000       138,370
Oakwood Homes Corporation,
   8.125% - 2009................          250,000       137,500
                                                      ---------
                                                        809,871
INSURANCE - 0.1%
Transamerica Capital II,
   7.65% - 2026.................          100,000        99,750

                                        PRINCIPAL      MARKET
CORPORATE BONDS (CONTINUED)              AMOUNT         VALUE
--------------------------------------------------------------------------------
INSURANCE - PROPERTY & CASUALTY - 0.9%
General Electric Global Insurance,
   7.00% - 2026.................         $300,000     $ 303,750
Nationwide Mutual Insurance,
   8.25% - 2031.................          400,000       417,273
                                                      ---------
                                                        721,023
LODGING - 0.2%
HMH Properties,
   7.875% - 2008................          200,000       190,500
MEDIA - CABLE - 1.2%
Cox Communications, Inc.,
   6.75% - 2011.................          300,000       267,614
Jones Intercable, Inc.,
   7.625% - 2008................          275,000       286,620
Lenfest Communications,
   10.50% - 2006................          250,000       283,750
Rogers Cablesystems,
   9.625% - 2002................          175,000       173,250
                                                      ---------
                                                      1,011,234
MEDIA - NON-CABLE - 1.1%
K-III Communications Corporation,
   10.25% - 2004................          375,000       318,750
USA Networks, 6.75% - 2005......          200,000       206,882
Viacom, Inc., 5.625% - 2007.....          400,000       409,536
                                                      ---------
                                                        935,168
OIL FIELD SERVICES - 1.1%
Devon Financing Corporation,
   ULC., 6.875% - 2011..........          300,000       312,431
Duke Energy Field Services,
   7.50% - 2005.................          300,000       319,125
Transocean Offshore, Inc.,
   8.00% - 2027.................          300,000       320,625
                                                      ---------
                                                        952,181
PAPER PRODUCTS - 0.4%
MeadWestvaco Corporation,
   6.85% - 2012.................          350,000       367,454
PIPELINES - 0.3%
El Paso Corporation,
   7.75% - 2032.................          300,000       278,202
REAL ESTATE INVESTMENT TRUSTS - 0.4%
EOP Operating LP,
   7.375% - 2003................          300,000       313,875
RETAILERS - 1.0%
Federated Department Stores,
   8.50% - 2003.................          300,000       313,875
Tandy Corporation, 6.95% - 2007.          400,000       419,500
Zale Corporation, 8.50% - 2007..          125,000       126,875
                                                      ---------
                                                        860,250
                            SEE ACCOMPANYING NOTES.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
.................................................................................
JUNE 30, 2002 (UNAUDITED)

                      SECURITY INCOME FUND -
                DIVERSIFIED INCOME SERIES (CONTINUED)

                                        PRINCIPAL      MARKET
CORPORATE BONDS (CONTINUED)              AMOUNT         VALUE
--------------------------------------------------------------------------------
SUPERMARKETS - 0.5%
Safeway, Inc., 6.50% - 2008.........    $ 400,000    $  422,500
TECHNOLOGY - 1.4%
Electronic Data Systems,
   7.125% - 2009....................      500,000       536,875
Pitney Bowes, Inc.,
   5.875% - 2006....................      350,000       368,375
Science Applications Inc.,
   6.25% - 2012.....................      300,000       297,798
                                                      ---------
                                                      1,203,048
TELECOMMUNICATIONS - 1.2%
GTE Corporation, 7.51% - 2009.......      500,000       514,375
MasTec, Inc., 7.75% - 2008..........      150,000       136,500
Pacific Bell, 7.125% - 2026.........      300,000       316,101
WorldCom, Inc., 7.75% - 2027........      365,000        54,750
                                                      ---------
                                                      1,021,726
TOBACCO - 0.1%
Dimon, Inc., 8.875% - 2006..........       50,000        51,000
WIRELESS - 0.5%
Vodafone Group plc,
   7.625% - 2005....................      350,000       372,750
                                                     ----------
   Total corporate bonds - 29.0%.................    24,525,510

MORTGAGE BACKED SECURITIES
--------------------------
U.S. GOVERNMENT AGENCIES - 17.0%
Federal Home Loan Mortgage Corporation:
   FHLMC #C01172, 6.50% - 2031......      853,304       871,729
   FHLMC #C01210, 6.50% - 2031......      908,398       928,064
   FHLMC #C44050, 7.00% - 2030......      478,112       495,767
   FHLMC #C50964, 6.50% - 2031......      877,633       896,583
   FHLMC #C50967, 6.50% - 2031......      593,154       605,995
   FHLMC #C01277, 7.00% - 2031......    1,273,484     1,320,506
   FHLMC #C01292, 6.00% - 2032......    1,283,528     1,282,473
   FHLMC #C01287, 6.50% - 2032......    1,464,091     1,495,704
Federal National Mortgage Association:
   FNR #1990-108 G, 7.00% - 2020
      CMO...........................      249,519       265,276
   FNMA #252806, 7.50% - 2029.......      422,925       444,203
   FNMA #252874, 7.50% - 2029.......      384,934       404,324
   FNMA #190307, 8.00% - 2030.......      246,558       261,835
   FNMA #253356, 8.00% - 2030.......      280,552       297,936
   FNMA #535277, 7.00% - 2030.......      577,302       598,533
   FNMA #541735, 8.00% - 2030.......      178,180       189,221
   FNMA #585348, 6.50% - 2031.......      896,627       915,427
   FNMA #254198, 6.00% - 2032.......    1,579,089     1,576,931
   FNMA #254346, 6.50% - 2032.......    1,495,941     1,527,306
                                                      ---------
                                                     14,377,813

MORTGAGE BACKED                         PRINCIPAL      MARKET
SECURITIES (CONTINUED)                   AMOUNT         VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES - 13.9%
Government National Mortgage Association:
   GNMA #313107, 7.00% - 2022.......     $442,859   $   464,085
   GNMA #328618, 7.00% - 2022.......      141,888       148,689
   GNMA #352022, 7.00% - 2023.......      363,203       380,484
   GNMA #369303, 7.00% - 2023.......      392,980       411,678
   GNMA #347017, 7.00% - 2024.......      226,108       236,640
   GNMA #371006, 7.00% - 2024.......      130,462       136,539
   GNMA #371012, 7.00% - 2024.......      246,283       257,754
   GNMA #411643, 7.75% - 2025.......      155,380       165,348
   GNMA #780454, 7.00% - 2026.......      424,574       443,014
   GNMA #464356, 6.50% - 2028.......      472,065       484,112
   GNMA #462680, 7.00% - 2028.......      503,118       523,796
   GNMA #491492, 7.50% - 2029.......      511,775       540,619
   GNMA #510704, 7.50% - 2029.......      581,111       613,863
   GNMA #518436, 7.25% - 2029.......      494,454       519,943
   GNMA #781079, 7.50% - 2029.......      265,358       280,357
   GNMA #479229, 8.00% - 2030.......      250,756       267,121
   GNMA #479232, 8.00% - 2030.......      285,472       304,102
   GNMA #508342, 8.00% - 2030.......      603,487       642,871
   GNMA #538285, 6.50% - 2031.......      969,991       991,589
   GNMA #564472, 6.50% - 2031.......      984,307     1,006,314
   GNMA #552324, 6.50% - 2032.......      971,005       992,620
   GNMA #365608, 7.50% - 2034.......      506,975       541,176
   GNMA II #1260, 7.00% - 2023......       76,226        79,570
   GNMA II #1849, 8.50% - 2024......       57,471        62,083
   GNMA II #2270, 8.00% - 2026......      115,483       122,912
   GNMA II #2320, 7.00% - 2026......      187,412       194,864
   GNMA II #9365, 8.25% - 2026......       35,099        37,520
   GNMA II #2445, 8.00% - 2027......      140,056       148,894
   GNMA II #2616, 7.00% - 2028......      244,590       253,738
   GNMA II #2689, 6.50% - 2028......      228,371       233,217
   GNMA II #2909, 8.00% - 2030......      265,387       281,557
                                                      ---------
                                                     11,767,069
NON-AGENCY SECURITIES - 2.2%
Chase Commercial Mortgage Securities Corporation:
   1997-1 B, 7.37% - 2007...........    1,500,000     1,645,529
   1998-1 B, 6.56% - 2008...........      225,000       240,013
Global Rate Eligible Asset Trust 1998-A,
   7.33% - 2006.....................       42,099         1,250
                                                      ---------
                                                      1,886,792
                                                     ----------
   Total mortgage backed securities - 33.1%......    28,031,674

                            SEE ACCOMPANYING NOTES.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
.................................................................................
JUNE 30, 2002 (UNAUDITED)

                      SECURITY INCOME FUND -
                DIVERSIFIED INCOME SERIES (CONTINUED)

U.S. AGENCY BONDS                       PRINCIPAL      MARKET
& NOTES                                  AMOUNT         VALUE
--------------------------------------------------------------------------------
Federal Farm Credit Bank,
   5.45% - 2013.................       $1,000,000  $    992,785
Federal Home Loan Bank:
   6.375% - 2006................          800,000       865,312
   5.20% - 2008.................        1,000,000     1,012,140
Federal Home Loan Mortgage Corporation:
   6.625% - 2009................        1,000,000     1,096,250
   6.00% - 2032.................        1,184,950     1,183,976
   7.00% - 2032.................        1,207,197     1,251,594
Federal National Mortgage Association:
   FNMA, 7.40% - 2004...........          600,000       652,146
   FNMA, 7.49% - 2005...........          285,000       314,150
   FNMA, 7.65% - 2005...........          250,000       277,583
   FNMA, 7.875% - 2005..........          500,000       557,455
   FNMA, 6.00% - 2008...........          400,000       426,220
   FNMA, 6.375% - 2009..........        1,500,000     1,622,520
   FNMA, 6.625% - 2009..........        1,000,000     1,095,000
   FNMA, 5.50% - 2011...........        1,000,000     1,014,437
   FNMA, 6.625% - 2030..........          500,000       527,899
   FNMA, 7.125% - 2030..........        2,250,000     2,519,575
Financing Corporation,
FICO, 9.65% - 2018..............          500,000       690,000
                                                    -----------
   Total U.S. agency bonds & notes - 19.0%.......    16,099,042

U.S. GOVERNMENT SECURITIES - 16.1%
----------------------------------
U.S. Treasury Bonds:
   8.75% - 2008.................          600,000       650,292
   6.25% - 2023.................        1,000,000     1,071,420
   5.375% - 2031................        2,000,000     1,958,438
U.S. Treasury Notes:
   3.25% - 2004.................        3,000,000     3,022,968
   6.75% - 2005.................        1,000,000     1,091,400
   3.50% - 2006.................        1,000,000       982,188
   4.625% - 2006................        1,000,000     1,030,000
   6.25% - 2007.................        1,500,000     1,641,345
   6.50% - 2010.................        1,000,000     1,117,880
   4.875% - 2012................        1,000,000     1,003,750
                                                    -----------
Total U.S. government securities - 16.1%.........    13,569,681

REPURCHASE AGREEMENT - 1.0%
---------------------------
United Missouri Bank, 1.60%, 07-01-02
   (Collateralized by U.S. Treasury Bill,
   07-05-02, with a value of
   $834,727)....................         $818,000      $818,000
                                                     ----------
   Total investments - 98.2%.....................    83,043,907
   Cash and other assets, less
      liabilities - 1.8%.........................     1,517,627
                                                    -----------
   Total net assets - 100.0%.....................   $84,561,534
                                                    ===========

The identified cost of investments owned at June 30, 2002 was the same for federal income tax and financial statement purposes.

*Non-income producing security

                             SEE ACCOMPANYING NOTES.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
.................................................................................
JUNE 30, 2002 (UNAUDITED)

                      SECURITY INCOME FUND -
                        HIGH YIELD SERIES

                                        PRINCIPAL      MARKET
CORPORATE BONDS                          AMOUNT         VALUE
--------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 1.2%
Burke Industries, Inc.,
   10.00% - 2007*...............         $175,000      $     88
Sequa Corporation,
   9.00% - 2009.................          125,000       125,625
                                                       --------
                                                        125,713
AIRLINES - 0.9%
United Air Lines, 7.73% - 2010..          100,000        94,115
AUTOMOTIVE - 3.3%
Allied Holdings, Inc.,
   8.625% - 2007................          225,000       175,500
Autonation, Inc., 9.00% - 2008..           50,000        51,500
United Auto Group, Inc.,
   9.625% - 2012................          125,000       125,625
                                                       --------
                                                        352,625
BANKING - 2.3%
BF Saul Reit, 9.75% - 2008......          175,000       173,250
FCB/NC Capital Trust I,
   8.05% - 2028.................           50,000        45,813
Golden State Holdings, Inc.,
   7.125% - 2005................           25,000        26,688
                                                       --------
                                                        245,751
BEVERAGE - 1.0%
Canandaigua Brands, Inc.,
   8.625% - 2006................          100,000       105,000
BUILDING MATERIALS - 3.5%
American Plumbing & Mechanical,
   Inc., 11.625% - 2008.........          200,000       198,000
Knoll, Inc., 10.875% - 2006.....           54,000        52,380
Nortek, Inc., 8.875% - 2008.....          125,000       125,938
                                                       --------
                                                        376,318
CHEMICALS - 1.1%
International Specialty Products,
   Inc., 10.625% - 2009.........          125,000       123,750
CONSTRUCTION MACHINERY - 7.7%
Agco Corporation,
   8.50% - 2006.................          100,000       100,750
National Equipment Service,
   10.00% - 2004................          250,000       217,500
Navistar International,
   8.00% - 2008.................           75,000        72,188
Shaw Group, Inc.,
   0.00% - 20211................          425,000       242,781
Titan Wheel International, Inc.,
   8.75% - 2007.................          100,000        61,000
United Rentals, Inc.,
   9.25% - 2009.................          125,000       125,625
                                                       --------
                                                        819,844

                                        PRINCIPAL      MARKET
CORPORATE BONDS (CONTINUED)              AMOUNT         VALUE
--------------------------------------------------------------------------------
CONSUMER CYCLICAL - OTHER - 0.0%
American Eco Corporation,
   9.625% - 2008*...............         $125,000      $     12
ELECTRIC - UTILITY - 6.5%
AES Corporation, 10.25% - 2006..          250,000       130,000
Calpine Corporation:
   8.75% - 2007.................          125,000        87,500
   8.50% - 2011.................           50,000        33,500
CMS Energy Corporation,
   7.50% - 2009.................          175,000       120,750
East Coast Power LLC:
   6.737% - 2008................           61,756        61,655
   7.066% - 2012................           78,000        73,584
Mirant Americas General, LLC,
   7.625% - 2006................          225,000       182,250
                                                       --------
                                                        689,239
ENERGY - OTHER - 0.5%
P&L Coal Holdings Corporation,
   8.875% - 2008................           55,000        57,887
ENVIRONMENTAL - 1.1%
Allied Waste North America, Inc.,
   10.00% - 2009................          125,000       122,823
FINANCIAL COMPANIES - 0.8%
Dollar Financial Group, Inc.,
   10.875% - 2006...............          100,000        92,000
FOOD - 2.3%
Land O Lakes, Inc.,
   8.75% - 2011.................           50,000        47,000
Roundy's, Inc., 8.875% - 2012...          200,000       199,500
                                                       --------
                                                        246,500
GAMING - 7.6%
Circus Circus Enterprise,
   6.75% - 2003.................          100,000       100,250
Harrahs Operating Company, Inc.,
    7.875% - 2005...............          125,000       128,438
Isle of Capri Casinos, Inc.,
   8.75% - 2009.................          150,000       150,750
MGM Grand, Inc.,
   6.95% - 2005.................          125,000       126,769
Mirage Resorts, Inc.,
   6.625% - 2005................          125,000       126,263
Park Place Entertainment
   Corporation, 7.875% - 2005...          175,000       175,437
                                                       --------
                                                        807,907
                             SEE ACCOMPANYING NOTES.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
.................................................................................
JUNE 30, 2002 (UNAUDITED)

                      SECURITY INCOME FUND -
                   HIGH YIELD SERIES (CONTINUED)

                                        PRINCIPAL      MARKET
CORPORATE BONDS (CONTINUED)              AMOUNT         VALUE
--------------------------------------------------------------------------------
HEALTH CARE - 6.3%
Advanced Medical Optics,
   9.25% - 2010.................         $250,000      $246,875
Rural/Metro Corporation,
   7.875% - 2008................          100,000        65,000
Service Corporation International,
   6.00% - 2005.................          250,000       228,750
Ventas Realty LP, 8.75% - 2009..          125,000       126,250
                                                       --------
                                                        666,875
HOME CONSTRUCTION - 5.5%
D.R. Horton, Inc.,
   8.375% - 2004................           75,000        75,375
NVR, Inc., 8.00% - 2005.........           50,000        50,750
Oakwood Homes Corporation,
   8.125% - 2009................          200,000       110,000
Standard Pacific Corporation,
   8.50% - 2009.................          150,000       148,875
Toll Corporation, 7.75% - 2007..           50,000        48,875
WCI Communities, Inc.,
   10.625% - 2011...............          150,000       156,750
                                                       --------
                                                        590,625
INDEPENDENT - EXPLORATION & PRODUCTION - 1.2%
Magnum Hunter Resources, Inc.,
   9.60% - 2012.................          125,000       128,750
INSURANCE - 0.7%
Genamerica Capital, Inc.,
   8.525% - 2027................           75,000        75,815
LODGING - 3.5%
HMH Properties, Inc.,
   7.875% - 2008................          175,000       166,687
Sun International Hotels, Ltd.,
   8.875% - 2011................          200,000       204,250
                                                       --------
                                                        370,937
MEDIA - CABLE - 7.9%
Adelphia Communications Corporation:
   9.50% - 2004*................           17,356         6,942
   8.375% - 2008*...............          200,000        82,000
Century Communications
   Corporation, 9.50% - 2005*...          125,000        37,500
Charter Communications Holdings:
   8.625% - 2009................          100,000        67,000
   11.125% - 2011...............          200,000       138,000

                                        PRINCIPAL      MARKET
CORPORATE BONDS (CONTINUED)              AMOUNT         VALUE
--------------------------------------------------------------------------------
MEDIA - CABLE (CONTINUED)
CSC Holdings, Inc.,
   7.25% - 2008.................         $125,000      $101,094
Diamond Holdings,
   9.125% - 2008................          175,000       155,750
Mediacom, LLC, 9.50% - 2013.....          100,000        86,500
Rogers Cablesystems,
   9.625% - 2002................           25,000        24,750
Rogers Communications, Inc.,
   9.125% - 2006................          150,000       138,000
                                                       --------
                                                        837,536
MEDIA - NON-CABLE - 1.9%
Allbritton Communications
   Company, 9.75% - 2007........           75,000        77,250
K-III Communications Corporation,
   10.25% - 2004................           50,000        42,500
USA Networks, Inc.,
   6.75% - 2005.................           75,000        77,581
                                                       --------
                                                        197,331
METALS - 0.7%
AK Steel Corporation,
   7.875% - 2009................           75,000        75,000
Bulong Operations,
   12.50% - 2008*...............           75,000            --
Wheeling-Pittsburgh Corporation,
   9.25% - 2007*................          100,000         1,000
                                                       --------
                                                         76,000
OIL FIELD SERVICES - 1.0%
Hornbeck-Leevac,
   10.625% - 2008...............          100,000       104,625
PACKAGING - 1.6%
Owens-Illinois, Inc.,
   8.10% - 2007.................          175,000       165,375
PAPER - 1.2%
Appleton Papers, Inc.,
   12.50% - 2008................          125,000       123,125
PHARMACEUTICALS - 1.0%
AdvancePCS, 8.50% - 2008........          100,000       103,250
REFINING - 1.1%
Crown Central Petroleum
   Corporation,
   10.875% - 2005...............          140,000       114,800
RETAILERS - 1.0%
Ames Department Stores, Inc.,
   10.00% - 2006*...............          200,000         2,000
Zale Corporation, 8.50% - 2007..          100,000       101,500
                                                       --------
                                                        103,500

                             SEE ACCOMPANYING NOTES.
--------------------------------------------------------------------------------
                                       10

SCHEDULE OF INVESTMENTS (CONTINUED)
.................................................................................
JUNE 30, 2002 (UNAUDITED)

                      SECURITY INCOME FUND -
                   HIGH YIELD SERIES (CONTINUED)

                                        PRINCIPAL      MARKET
CORPORATE BONDS (CONTINUED)              AMOUNT         VALUE
--------------------------------------------------------------------------------
TECHNOLOGY - 2.1%
Computer Associates, Inc.,
   6.375% - 2005................         $250,000      $226,768
TELECOMMUNICATIONS - 5.0%
American Tower Corporation,
   9.375% - 2009................          125,000        68,750
Call-Net Enterprises, Inc.,
   10.625% - 2008...............           23,282         6,752
Exodus Communications, Inc.,
   11.625% - 2010*..............          150,000        24,750
Global Crossing Holdings, Ltd.,
   9.625% - 2008*...............          275,000         2,750
Mastec, Inc., 7.75% - 2008......          200,000       182,000
Nextel Communications, Inc.:
   0.00% - 2008(1)..............          150,000        72,000
   9.375% - 2009................          200,000       101,500
Tritel PCS, Inc., 10.375% - 2011           49,000        44,590
Willliams Communications Group, Inc.:
   11.70% - 2008*...............          125,000         9,687
   11.875% - 2010*..............          200,000        15,500
                                                       --------
                                                        528,279
TEXTILES - 0.4%
Westpoint Stevens, Inc.,
   7.875% - 2008................           75,000        45,750
TOBACCO - 1.0%
Dimon, Inc.:
   8.875% - 2006................           50,000        51,000
   9.625% - 2011................           50,000        52,375
                                                       --------
                                                        103,375
TRANSPORTATION - OTHER - 2.5%
Pegasus Aviation Lease
   Securitization, 8.42% - 2030*          244,615       122,308
Teekay Shipping Corporation,
   8.32% - 2008.................          135,000       141,075
                                                      ---------
                                                        263,383
                                                      ---------
   Total corporate bonds - 85.4%.................     9,085,583

                                         PRINCIPAL
                                         AMOUNT OR
                                         NUMBER OF     MARKET
PREFERRED STOCKS                           SHARES       VALUE
--------------------------------------------------------------------------------
BANKS AND CREDIT - 1.0%
California Federal Bank, 9.125%*            4,000     $ 104,440
BROADCAST MEDIA - 0.8%
CSC Holdings, Inc., 11.125%.....              746        47,744
Primedia, Inc., 10.00%..........            1,300        39,000
                                                      ---------
                                                         86,744
                                                      ---------
   Total preferred stocks - 1.8%.................       191,184

COMMON STOCKS
-------------
INTEGRATED TELECOMMUNICATION SERVICE - 0.0%
Call-Net Enterprises, Inc. (Cl. B)*         1,119           352
MOVIES & ENTERTAINMENT - 0.1%
Viacom, Inc. (Cl. B)*...........              296        13,133
PUBLISHING & PRINTING - 0.0%
Golden Books Family Entertainment,
   Inc.*........................            2,833             7
UNIT INVESTMENT TRUSTS - 1.9%
Diamonds Trust..................              600        55,614
Nasdaq-100 Shares*..............            1,450        37,802
Standard & Poor's Depositary
   Receipts.....................            1,050       104,003
                                                    -----------
                                                        197,419
                                                    -----------
   Total common stocks - 2.0%....................       210,911

REPURCHASE AGREEMENT - 8.8%
---------------------------
United Missouri Bank, 1.60% -
   07-01-02 (Collateralized by U.S.
   T-Bills, 07-05-02 with a
   value of $949,690)...........         $931,000       931,000
                                                    -----------
   Total investments - 98.0%.....................    10,418,678
   Cash and other assets, less
      liabilities - 2.0%.........................       217,241
                                                    -----------
   Total net assets - 100.0%.....................   $10,635,919
                                                    ===========

The identified cost of investments owned at June 30, 2002, was the same for federal income tax and book purposes.

* Non-income producing security
(1) Original issue discount bond under terms of initial offering.

                             SEE ACCOMPANYING NOTES.
--------------------------------------------------------------------------------
                                       11

SCHEDULE OF INVESTMENTS
.................................................................................
JUNE 30, 2002 (UNAUDITED)

                       SECURITY CASH FUND

                                        PRINCIPAL      MARKET
COMMERCIAL PAPER                         AMOUNT         VALUE
--------------------------------------------------------------------------------
BEVERAGES - 2.7%
Coca-Cola Company,
   1.80%, 08-01-02..............       $1,700,000    $1,697,365
COMBINATION GAS & ELECTRIC - 1.3%
South Carolina Electric & Gas
   Company, 1.78%, 07-06-02.....          800,000       799,407
INSURANCE - 1.6%
AIG Funding, Inc.,
   1.85%, 08-13-02..............        1,000,000       997,790
LEASING - 2.9%
International Lease Finance Corporation:
   1.79%, 08-01-02..............          700,000       698,921
   1.76%, 08-02-02..............        1,100,000     1,098,279
                                                     ----------
                                                      1,797,200
PHARMACEUTICALS - 3.0%
Schering Corporation:
   1.93%, 07-09-02..............        1,000,000       999,571
   1.76%, 09-05-02..............          900,000       897,096
                                                     ----------
                                                      1,896,667
PUBLISHING - 3.0%
McGraw-Hill Companies, Inc.,
   1.74%, 09-27-02..............        1,900,000     1,891,919
TELECOMMUNICATIONS - 2.9%
Verizon Network Funding
   Corporation, 1.76%,
   07-03-02.....................        1,800,000     1,799,824
                                                     ----------
   Total commercial paper - 17.4%................    10,880,172

U.S. GOVERNMENT & AGENCIES
--------------------------
FEDERAL HOME LOAN BANK - 8.1%
   1.73%, 09-20-02..............        2,200,000     2,191,437
   1.87%, 11-06-02..............        2,900,000     2,880,924
                                                     ----------
                                                      5,072,361
FEDERAL HOME LOAN MORTGAGE COMPANY - 26.6%
   1.74%, 07-11-02..............        2,900,000     2,898,606
   1.77%, 07-12-02..............        2,800,000     2,798,486
   1.63%, 07-18-02..............        1,900,000     3,697,042
   1.77%, 08-14-02..............        1,190,000     1,187,426
   1.79%, 09-12-02..............        1,500,000     1,494,555
   1.71%, 10-18-02..............        2,100,000     2,089,127
   1.83%, 10-30-02..............          900,000       894,464
   1.81%, 12-05-02..............        1,600,000     1,587,370
                                                     ----------
                                                     16,647,076
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 31.8%
   1.70%, 07-10-02..............        2,000,000     1,999,150
   1.63%, 07-17-02..............        4,400,000     4,396,672
   1.74%, 07-24-02..............        1,100,000     1,098,777

U.S. GOVERNMENT &                       PRINCIPAL      MARKET
AGENCIES (CONTINUED)                     AMOUNT         VALUE
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
   1.83%, 08-07-02..............       $3,000,000  $  2,994,573
   1.76%, 08-09-02..............        1,800,000     1,796,568
   1.71%, 09-18-02..............        2,000,000     1,992,495
   1.72%, 09-25-02..............        2,500,000     2,489,728
   2.12%, 10-02-02..............        2,200,000     2,188,676
   1.77%, 10-23-02..............        1,000,000       994,395
                                                    -----------
                                                     19,951,034
WORLD BANK DISCOUNT NOTE - 6.5%
   1.74%, 07-05-02..............        2,200,000     2,199,575
   1.74%, 07-08-02..............        1,900,000     1,899,357
                                                    -----------
                                                      4,098,932
STUDENT LOAN MORTGAGE ASSOCIATION - 4.5%
   2.25%, 10-25-05(1)...........          237,280       236,168
   2.05%, 10-28-06(1)...........          155,142       155,142
   2.42%, 01-25-07(1)...........          494,836       493,831
   2.02%, 04-25-08(1)...........          393,198       393,198
   2.02%, 07-25-08(1)...........        1,041,806     1,041,806
   2.46%, 10-25-10(1)...........          500,000       501,752
                                                    -----------
                                                      2,821,897
SMALL BUSINESS ASSOCIATION POOLS - 3.1%
   #501927, 3.00%, 07-25-17(1)..          957,861       966,900
   #502398, 2.37%, 09-25-18(1)..           75,743        76,027
   #503152, 2.37%, 11-25-20(1)..          294,965       294,965
   #503265, 2.25%, 01-25-21(1)..          247,668       247,049
   #503303, 2.25%, 04-25-21(1)..          159,476       159,576
   #503295, 2.25%, 04-25-21(1)..          177,875       177,986
                                                    -----------
                                                      1,922,503
                                                    -----------
   Total U.S. government & agencies - 80.6%......    50,513,803

MISCELLANEOUS ASSETS
--------------------
FUNDING AGREEMENTS - 1.6%
United of Omaha Life Insurance
   Company, 1.94%, 01-21-05(1)..        1,000,000     1,000,000
REPURCHASE AGREEMENT - 0.3%
United Missouri Bank, 1.60% -
   07-01-02 ( Collaterlized by U.S.
   Treasury Bill, 07-05-02, with a
   value of $203,933)...........          199,000       199,000
                                                    -----------
   Total miscellaneous assets - 1.9%.............     1,199,000
                                                    -----------
   Total investments - 99.9%.....................    62,592,975
   Cash and other assets, less
      liabilities - 0.1%.........................        55,519
                                                    -----------
   Total net assets - 100.0%.....................   $62,648,494
                                                    ===========
The identified cost of investments owned at June 30, 2002 was the same for federal income tax and financial statement purposes.

(1) Variable rate security. Rate indicated is rate effective at June 30, 2002.

                             SEE ACCOMPANYING NOTES.
--------------------------------------------------------------------------------
                                       12

STATEMENTS OF ASSETS AND LIABILITIES
.................................................................................
JUNE 30, 2002 (UNAUDITED)

                                                                           SECURITY INCOME FUND
                                                                           --------------------
                                                           SECURITY       DIVERSIFIED        HIGH          SECURITY
                                                         MUNICIPAL BOND      INCOME          YIELD            CASH
                                                             FUND            SERIES          SERIES           FUND
                                                          ------------    ------------    ------------    ------------
ASSETS

Investments, at value(1) ..............................   $ 16,546,298    $ 83,043,907    $ 10,418,678    $ 62,592,975
Cash ..................................................         69,452              --          10,046          85,420
Receivables:
   Fund shares sold ...................................             --           7,726          15,450              --
   Securities sold ....................................             --       1,000,300              --           7,702
   Interest ...........................................        226,305         999,403         218,216          21,491
   Security Management Company ........................          4,302             975              --           3,282
Prepaid expenses ......................................         17,842          30,368          19,543          32,416
                                                          ------------    ------------    ------------    ------------
     Total assets .....................................   $ 16,864,199    $ 85,082,679    $ 10,681,933    $ 62,743,286
                                                          ============    ============    ============    ============
LIABILITIES:
Payable for:
   Cash overdraft .....................................   $         --    $    298,221    $         --    $         --
   Securities purchased ...............................        499,494              --              --              --
   Fund shares redeemed ...............................             --           2,201             131              --
   Dividends to shareholders ..........................             --              --              --          40,331
   Management fees ....................................          6,684          24,332           5,377          25,996
   Custodian fees .....................................            127             543             420             476
   Transfer and administration fees ...................          1,883          20,275           1,830          21,335
   Professional fees ..................................          1,424           1,832           2,563           2,003
   12b-1distribution plan fees ........................         24,386         170,309          33,089              --
   Miscellaneous fees .................................          5,973           3,432           2,604           4,651
                                                          ------------    ------------    ------------    ------------
     Total liabilities ................................        539,971         521,145          46,014          94,792
                                                          ------------    ------------    ------------    ------------
NET ASSETS ............................................   $ 16,324,228    $ 84,561,534    $ 10,635,919    $ 62,648,494
                                                          ============    ============    ============    ============
NET ASSETS CONSIST OF:
Paid in capital .......................................   $ 16,030,093    $ 99,495,744    $ 14,146,492    $ 62,648,494
Accumulated undistributed
   net investment income (loss) .......................         (1,261)            445          (8,721)             --
Accumulated net realized loss on sale of investments ..       (622,147)    (17,269,777)     (1,006,237)             --
Net unrealized appreciation (depreciation)
   in value of investments ............................        917,543       2,335,122      (2,495,615)             --
                                                          ------------    ------------    ------------    ------------
Total net assets ......................................   $ 16,324,228    $ 84,561,534    $ 10,635,919    $ 62,648,494
                                                          ============    ============    ============    ============
CLASS "A" SHARES
Capital shares outstanding ............................      1,414,875      13,312,500         507,964      62,648,494
Net assets ............................................   $ 14,675,461    $ 63,342,728    $  5,612,281    $ 62,648,494
                                                          ------------    ------------    ------------    ------------
Net asset value per share .............................   $      10.37    $       4.76    $      11.05    $       1.00
                                                          ============    ============    ============    ============
Offering price per share
   (net asset value divided by 95.25%) ................   $      10.89    $       5.00    $      11.60              --
                                                          ============    ============    ============    ============
CLASS "B" SHARES
Capital shares outstanding ............................        158,686       3,636,546         410,263              --
Net assets ............................................   $  1,648,767    $ 17,236,576    $  4,521,567              --
                                                          ------------    ------------    ------------    ------------
Net asset value per share .............................   $      10.39    $       4.74    $      11.02              --
                                                          ============    ============    ============    ============
CLASS "C" SHARES
Capital shares outstanding ............................             --         841,569          45,383              --
Net assets ............................................             --    $  3,982,230    $    502,071              --
                                                          ------------    ------------    ------------    ------------
Net asset value per share .............................             --    $       4.73    $      11.06              --
                                                          ============    ============    ============    ============
(1) Investments, including repurchase agreements, at cost $ 15,628,755    $ 80,708,785    $ 12,914,293    $ 62,592,975

                             SEE ACCOMPANYING NOTES.
--------------------------------------------------------------------------------
                                       13

STATEMENTS OF OPERATIONS
.................................................................................
FOR THE SIX MONTHS ENDED
JUNE 30, 2002 (UNAUDITED)

                                                                   SECURITY INCOME FUND
                                                                   --------------------
                                                    SECURITY      DIVERSIFIED      HIGH          SECURITY
                                                  MUNICIPAL BOND     INCOME        YIELD           CASH
                                                      FUND           SERIES        SERIES          FUND
                                                   -----------    -----------    -----------    -----------
INVESTMENT INCOME:

Dividends ......................................   $        --    $        --    $     9,899    $        --
Interest .......................................       432,030      2,444,287        441,659        607,568
                                                   -----------    -----------    -----------    -----------
   Total investment income .....................       432,030      2,444,287        451,558        607,568
EXPENSES:
   Management fees .............................        41,558        138,425         31,862        154,897
   Custodian fees ..............................           795          2,922          2,559          3,624
   Transfer/maintenance fees ...................         4,295         97,705          5,702        114,277
   Administration fees .........................         7,481         35,596          4,779         13,941
   Directors' fees .............................         9,095          2,033            180          9,104
   Professional fees ...........................         3,223          3,471          3,224          3,224
   Reports to shareholders .....................         1,015          3,842            670          2,827
   Registration fees ...........................        13,987         21,160         15,003         21,808
   Other expenses ..............................           469          1,350          1,147          1,439
   12b-1 distribution plan fees - Class A ......        18,716         76,436          7,308             --
   12b-1 distribution plan fees - Class B ......         8,251         76,859         21,739             --
   12b-1 distribution plan fees - Class C ......            --         12,725          2,132             --
   12b-1 distribution plan fees - Class S ......            --            174             --             --
                                                   -----------    -----------    -----------    -----------
     Total expenses ............................       108,885        472,698         96,305        325,141
       Less: Reimbursement of expenses - Class A       (17,352)       (22,993)            --        (15,308)
             Reimbursement of expenses - Class B        (1,916)        (5,776)            --             --
             Reimbursement of expenses - Class C            --           (958)            --             --
             Reimbursement of expenses - Class S            --            (15)            --             --
                                                   -----------    -----------    -----------    -----------
     Net expenses ..............................        89,617        442,956         96,305        309,833
                                                   -----------    -----------    -----------    -----------
       Net investment income ...................       342,413      2,001,331        355,253        297,735
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) during the period
   on investments ..............................       105,396        (16,189)       126,998             --
Net change in unrealized appreciation
   (depreciation) during the period
   on investments ..............................       259,955        671,094       (722,346)            --
                                                   -----------    -----------    -----------    -----------
Net gain (loss) ................................       365,351        654,905       (595,348)            --
                                                   -----------    -----------    -----------    -----------
   Net increase (decrease) in net assets
     resulting from operations .................   $   707,764    $ 2,656,236    ($  240,095)   $   297,735
                                                   ===========    ===========    ===========    ===========

                             SEE ACCOMPANYING NOTES.
--------------------------------------------------------------------------------
                                       14

STATEMENTS OF CHANGES IN NET ASSETS
.................................................................................
FOR THE SIX MONTHS ENDED
JUNE 30, 2002 (UNAUDITED)

                                                                   SECURITY INCOME FUND
                                                                   --------------------
                                               SECURITY      DIVERSIFIED        HIGH          SECURITY
                                             MUNICIPAL BOND    INCOME           YIELD           CASH
                                                  FUND         SERIES           SERIES          FUND
                                             ------------    ------------    ------------    ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment income ....................   $    342,413    $  2,001,331    $    355,253    $    297,735
Net realized gain (loss)
   during the period on investments ......        105,396         (16,189)        126,998              --
Net change in unrealized appreciation
   (depreciation) during the period ......        259,955         671,094        (722,346)             --
                                             ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
   resulting from operations .............        707,764       2,656,236        (240,095)        297,735

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
     Class A .............................       (318,879)     (1,617,317)       (213,943)       (297,735)
     Class B .............................        (29,076)       (350,830)       (145,172)             --
     Class C .............................             --         (60,820)        (14,278)             --
     Class S .............................             --            (780)             --              --
                                             ------------    ------------    ------------    ------------
       Total distributions to shareholders       (347,955)     (2,029,747)       (373,393)       (297,735)

NET INCREASE (DECREASE) FROM
   CAPITAL SHARE TRANSACTIONS (NOTE 5) ...     (1,473,412)      9,296,600         731,097      (4,989,213)
                                             ------------    ------------    ------------    ------------
   Total increase (decrease) in net assets     (1,113,603)      9,923,089         117,609      (4,989,213)

NET ASSETS:
Beginning of period ......................     17,437,831      74,638,445      10,518,310      67,637,707
                                             ------------    ------------    ------------    ------------
End of period ............................   $ 16,324,228    $ 84,561,534    $ 10,635,919    $ 62,648,494
                                             ============    ============    ============    ============
Accumulated undistributed net investment
   income (loss) at end of period ........   $     (1,261)   $        445    $     (8,721)   $         --
                                             ============    ============    ============    ============

                             SEE ACCOMPANYING NOTES.
--------------------------------------------------------------------------------
                                       15

STATEMENTS OF CHANGES IN NET ASSETS
.................................................................................
FOR THE YEAR ENDED
DECEMBER 31, 2001

                                                                        SECURITY INCOME FUND
                                                                        --------------------
                                                        SECURITY       DIVERSIFIED        HIGH          SECURITY
                                                      MUNICIPAL BOND      INCOME          YIELD           CASH
                                                           FUND           SERIES          SERIES          FUND
                                                       ------------    ------------    ------------    ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment income ..............................   $    785,843    $  4,101,408    $    922,138    $  1,855,486
Net realized gain (loss) during the period
   on investments ..................................        162,247         413,129        (764,177)             --
Net change in unrealized appreciation
   (depreciation) during the period ................       (240,073)        437,382         296,568              --
                                                       ------------    ------------    ------------    ------------
Net increase in net assets resulting from operations        708,017       4,951,919         454,529       1,855,486

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
     Class A .......................................       (728,627)     (3,363,703)       (562,163)     (1,855,486)
     Class B .......................................        (56,286)       (688,413)       (334,878)             --
     Class C .......................................             --         (51,688)        (13,736)             --
     Class S .......................................             --            (324)             --              --
                                                       ------------    ------------    ------------    ------------
       Total distributions to shareholders .........       (784,913)     (4,104,128)       (910,777)     (1,855,486)

NET INCREASE (DECREASE) FROM CAPITAL
   SHARE TRANSACTIONS (NOTE 5) .....................       (769,014)     (3,793,763)        398,502       5,165,775
                                                       ------------    ------------    ------------    ------------
     Total increase (decrease) in net assets .......       (845,910)     (2,945,972)        (57,746)      5,165,775

NET ASSETS:
Beginning of period ................................     18,283,741      77,584,417      10,576,056      62,471,932
                                                       ------------    ------------    ------------    ------------
End of period ......................................   $ 17,437,831    $ 74,638,445    $ 10,518,310    $ 67,637,707
                                                       ============    ============    ============    ============
Accumulated undistributed net investment
   income (loss) at end of period ..................   $      4,281    $     28,861    $      9,419              --
                                                       ============    ============    ============    ============

                             SEE ACCOMPANYING NOTES.
--------------------------------------------------------------------------------
                                       16

FINANCIAL HIGHLIGHTS
.................................................................................
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SECURITY MUNICIPAL BOND FUND (CLASS A)

                                                                 FISCAL YEARS ENDED DECEMBER 31
                                        ------------------------------------------------------------------------------------
                                        2002(i)      2001(b)(c)     2000(b)(c)   1999(b)(c)(d)   1998(b)(c)(d) 1997(b)(c)(d)
                                        -------      ----------     ----------   -------------   ------------- -------------

PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD   $    10.15     $    10.20     $     9.48     $    10.24     $    10.08     $     9.72
INCOME FROM INVESTMENT
   OPERATIONS:
Net Investment Income .............         0.22           0.43           0.45           0.42           0.43           0.42
Net Gain (Loss) on Securities
   (realized and unrealized) ......         0.22          (0.05)          0.72          (0.76)          0.17           0.36
                                      ----------     ----------     ----------     ----------     ----------     ----------
Total from Investment Operations ..         0.44           0.38           1.17          (0.34)          0.60           0.78
LESS DISTRIBUTIONS:
Dividends (from Net Investment
   Income) ........................        (0.22)         (0.43)         (0.45)         (0.42)         (0.44)         (0.42)
Distributions (from Realized Gains)           --             --             --             --             --             --
                                      ----------     ----------     ----------     ----------     ----------     ----------
   Total Distributions ............        (0.22)         (0.43)         (0.45)         (0.42)         (0.44)         (0.42)
                                      ----------     ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE END OF PERIOD .....   $    10.37     $    10.15     $    10.20     $     9.48     $    10.24     $    10.08
                                      ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a) ..................          4.4%           3.8%          12.7%          (3.5%)          6.1%           8.3%

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period
   (thousands) ....................   $   14,675     $   15,672     $   16,679     $   17,630     $   19,012     $   21,953
Ratio of Expenses to Average
   Net Assets .....................         1.00%          0.99%          1.00%          1.01%          0.82%          0.82%
Ratio of Net Investment Income
   (Loss) to Average Net Assets ...         4.19%          4.20%          4.60%          4.19%          4.23%          4.29%
Portfolio Turnover Rate ...........           49%            54%            52%           108%            94%            48%

--------------------------------------------------------------------------------

SECURITY MUNICIPAL BOND FUND (CLASS B)

                                                                 FISCAL YEARS ENDED DECEMBER 31
                                        ------------------------------------------------------------------------------------
                                        2002(i)      2001(b)(c)     2000(b)(c)   1999(b)(c)(d)   1998(b)(c)(d) 1997(b)(c)(d)
                                        -------      ----------     ----------   -------------   ------------- -------------

PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD   $    10.16     $    10.22     $     9.50     $    10.26     $    10.08     $     9.73
INCOME FROM INVESTMENT
   OPERATIONS:
Net Investment Income .............         0.18           0.35           0.38           0.34           0.31           0.29
Net Gain (Loss) on Securities
   (realized and unrealized) ......         0.23          (0.05)          0.71          (0.76)          0.17           0.37
                                      ----------     ----------     ----------     ----------     ----------     ----------
Total from Investment Operations ..         0.41           0.30           1.09          (0.42)          0.48           0.66
LESS DISTRIBUTIONS:
Dividends (from Net Investment
   Income) ........................        (0.18)         (0.36)         (0.37)         (0.34)         (0.30)         (0.31)
Distributions (from Realized Gains)           --             --             --             --             --             --
                                      ----------     ----------     ----------     ----------     ----------     ----------
   Total Distributions ............        (0.18)         (0.36)         (0.37)         (0.34)         (0.30)         (0.31)
                                      ----------     ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE END OF PERIOD .....   $    10.39     $    10.16     $    10.22     $     9.50     $    10.26     $    10.08
                                      ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a) ..................          4.1%           2.9%          11.8%          (4.2%)          4.8%           6.9%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period
   (thousands) ....................   $    1,649     $    1,766     $    1,605     $    1,661     $    1,367     $    2,344
Ratio of Expenses to Average
   Net Assets .....................         1.75%          1.74%          1.75%          1.76%          2.01%          2.00%
Ratio of Net Investment Income
   (Loss) to Average Net Assets ...         3.45%          3.45%          3.85%          3.45%          3.04%          3.11%
Portfolio Turnover Rate ...........           49%            54%            52%           108%            94%            48%

                             SEE ACCOMPANYING NOTES.
--------------------------------------------------------------------------------
                                       17

FINANCIAL HIGHLIGHTS
.................................................................................
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

DIVERSIFIED INCOME SERIES (CLASS A)

                                                                   FISCAL YEARS ENDED DECEMBER 31
                                       --------------------------------------------------------------------------------------
                                       2002(i)     2001(b)(c)(h)  2000(b)(c)(e)  1999(b)(c)(g)  1998(b)(c)(g)  1997(b)(c)(g)
                                       -------     -------------  -------------  -------------  -------------  -------------

PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD   $     4.73     $     4.66     $     4.52     $     4.96     $     4.81     $     4.71
INCOME FROM INVESTMENT
   OPERATIONS:
Net Investment Income .............         0.12           0.26           0.28           0.26           0.27           0.32
Net Gain (Loss) on Securities
   (realized & unrealized) ........         0.03           0.07           0.14          (0.44)          0.16           0.10
                                      ----------     ----------     ----------     ----------     ----------     ----------
Total from Investment Operations ..         0.15           0.33           0.42          (0.18)          0.43           0.42
LESS DISTRIBUTIONS:
Dividends (from Net Investment
   Income) ........................        (0.12)         (0.26)         (0.28)         (0.26)         (0.28)         (0.32)
Distributions (from Capital Gains)            --             --             --             --             --             --
                                      ----------     ----------     ----------     ----------     ----------     ----------
   Total Distributions ............        (0.12)         (0.26)         (0.28)         (0.26)         (0.28)         (0.32)
                                      ----------     ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE END OF PERIOD .....   $     4.76     $     4.73     $     4.66     $     4.52     $     4.96     $     4.81
                                      ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a) ..................          3.3%           7.3%           9.7%          (3.6%)          9.1%           9.2%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period
   (thousands) ....................   $   63,343     $   59,168     $   63,293     $   12,723     $   12,664     $    7,652
Ratio of Expenses to Average
   Net Assets .....................         0.95%          0.95%          0.96%          0.87%          0.93%          0.60%
Ratio of Net Investment Income to
   Average Net Assets .............         5.23%          5.57%          6.18%          5.58%          5.62%          6.10%
Portfolio Turnover Rate ...........           41%            38%            71%            65%            78%            39%

--------------------------------------------------------------------------------

DIVERSIFIED INCOME SERIES (CLASS B)

                                                                 FISCAL YEARS ENDED DECEMBER 31
                                        ------------------------------------------------------------------------------------
                                        2002(i)  2001(b)(c)(d)(h)  2000(b)(c)(e)  1999(b)(c)(g) 1998(b)(c)(g)  1997(b)(c)(g)
                                        -------  ----------------  -------------  ------------- -------------  -------------

PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD   $     4.71     $     4.65     $     4.51     $     4.95     $     4.80     $     4.71
INCOME FROM INVESTMENT
   OPERATIONS:
Net Investment Income .............         0.10           0.22           0.23           0.22           0.22           0.26
Net Gain (Loss) on Securities
   (realized & unrealized) ........         0.04           0.07           0.16          (0.44)          0.16           0.10
                                      ----------     ----------     ----------     ----------     ----------     ----------
Total from Investment Operations ..         0.14           0.29           0.39          (0.22)          0.38           0.36
LESS DISTRIBUTIONS:
Dividends (from Net Investment
   Income) ........................        (0.11)         (0.23)         (0.25)         (0.22)         (0.23)         (0.27)
Distributions (from Capital Gains)            --             --             --             --             --             --
                                      ----------     ----------     ----------     ----------     ----------     ----------
   Total Distributions ............        (0.11)         (0.23)         (0.25)         (0.22)         (0.23)         (0.27)
                                      ----------     ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE END OF PERIOD .....   $     4.74     $     4.71     $     4.65     $     4.51     $     4.95     $     4.80
                                      ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a) ..................          2.9%           6.4%           8.9%          (4.6%)          8.0%           7.9%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period
   (thousands) ....................   $   17,237     $   13,685     $   13,850     $    2,356     $    3,668     $    1,091
Ratio of Expenses to Average
   Net Assets .....................         1.70%          1.70%          1.71%          1.85%          1.85%          1.68%
Ratio of Net Investment Income to
     Average Net Assets ...........         4.48%          4.83%          5.40%          4.55%          4.66%          5.02%
Portfolio Turnover Rate ...........           41%            38%            71%            65%            78%            39%

                             SEE ACCOMPANYING NOTES.
--------------------------------------------------------------------------------
                                       18

FINANCIAL HIGHLIGHTS
.................................................................................
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

DIVERSIFIED INCOME SERIES (CLASS C)

                                                    FISCAL YEARS ENDED DECEMBER 31
                                              ------------------------------------------
                                              2002(i)      2001(b)(c)(h)   2000(b)(c)(f)
                                              -------      -------------   -------------

PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD .....   $      4.70     $      4.65     $      4.42
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income ...................          0.10            0.21            0.21
Net Gain (Loss) on Securities
   (realized & unrealized) ..............          0.04            0.08            0.19
                                            -----------     -----------     -----------
Total from Investment Operations ........          0.14            0.29            0.40
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ..         (0.11)          (0.24)          (0.17)
Distributions (from Capital Gains) ......            --              --              --
                                            -----------     -----------     -----------
   Total Distributions ..................         (0.11)          (0.24)          (0.17)
                                            -----------     -----------     -----------
NET ASSET VALUE END OF PERIOD ...........   $      4.73     $      4.70     $      4.65
                                            ===========     ===========     ===========
TOTAL RETURN (a) ........................           2.9%            6.3%            7.9%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ....   $     3,982     $     1,760     $       442
Ratio of Expenses to Average Net Assets .          1.70%           1.69%           1.67%
Ratio of Net Investment Income to Average
   Net Assets ...........................          4.49%           4.84%           5.32%
Portfolio Turnover Rate .................            41%             38%             40%

                             SEE ACCOMPANYING NOTES.
--------------------------------------------------------------------------------
                                       19

FINANCIAL HIGHLIGHTS
.................................................................................
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

HIGH YIELD BOND SERIES (CLASS A)

                                                                 FISCAL YEARS ENDED DECEMBER 31
                                          -------------------------------------------------------------------------------
                                          2002(i)    2001(b)(c)(h)   2000(b)(c)    1999(b)(c)    1998(b)(c)    1997(b)(c)
                                          -------    -------------   ----------    ----------    ----------    ----------

PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ..   $   11.68     $   12.14     $   13.65     $   15.05     $   15.71     $   15.32
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income ................        0.40          1.06          1.10          1.25          1.22          1.25
Net Gain (Loss) on Securities
   (realized & unrealized) ...........       (0.61)        (0.47)        (1.50)        (1.32)        (0.47)         0.60
                                         ---------     ---------     ---------     ---------     ---------     ---------
Total from Investment Operations .....       (0.21)         0.59         (0.40)        (0.07)         0.75          1.85
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income)       (0.42)        (1.05)        (1.11)        (1.18)        (1.22)        (1.25)
Distributions (from Realized Gains) ..          --            --            --         (0.15)        (0.19)        (0.21)
                                         ---------     ---------     ---------     ---------     ---------     ---------
   Total Distributions ...............       (0.42)        (1.05)        (1.11)        (1.33)        (1.41)        (1.46)
                                         ---------     ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE END OF PERIOD ........   $   11.05     $   11.68     $   12.14     $   13.65     $   15.05     $   15.71
                                         =========     =========     =========     =========     =========     =========
TOTAL RETURN (a) .....................        (1.9%)         4.9%         (3.0%)        (0.5%)         5.0%         12.6%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) .   $   5,612     $   5,919     $   6,612     $   6,328     $   5,781     $   5,179
Ratio of Expenses to Average Net Asset        1.48%         1.09%         0.79%         0.72%         0.76%         0.87%
Ratio of Net Investment Income
   to Average Net Assets .............        7.02%         8.80%         8.62%         8.17%         7.96%         8.14%
Portfolio Turnover Rate ..............         101%           65%           28%           36%          103%           87%

--------------------------------------------------------------------------------

HIGH YIELD SERIES (CLASS B)

                                                                  FISCAL YEARS ENDED DECEMBER 31
                                           ------------------------------------------------------------------------------
                                           2002(i)    2001(b)(c)(h)   2000(b)(c)    1999(b)(c)    1998(b)(c)   1997(b)(c)
                                           -------    -------------   ----------    ----------    ----------   ----------

PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ...   $   11.65     $   12.11     $   13.62     $   15.02     $   15.68     $   15.32
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income .................        0.36          0.96          1.00          1.06          1.10          1.10
Net Gain (Loss) on Securities
   (realized & unrealized) ............   (0.61)        (0.47)        (1.50)        (1.25)        (0.47)         0.59
                                          ---------     ---------     ---------     ---------     ---------     ---------
Total from Investment Operations ......       (0.25)         0.49         (0.50)        (0.19)         0.63          1.69
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income)        (0.38)        (0.95)        (1.01)        (1.06)        (1.10)        (1.12)
Distributions (from Realized Gains) ...          --            --            --         (0.15)        (0.19)        (0.21)
                                          ---------     ---------     ---------     ---------     ---------     ---------
   Total Distributions ................       (0.38)        (0.95)        (1.01)        (1.21)        (1.29)        (1.33)
                                          ---------     ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE END OF PERIOD .........   $   11.02     $   11.65     $   12.11     $   13.62     $   15.02     $   15.68
                                          =========     =========     =========     =========     =========     =========
TOTAL RETURN (a) ......................        (2.3%)         4.1%         (3.8%)        (1.3%)         4.2%         11.5%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ..   $   4,522     $   4,231     $   3,914     $   4,469     $   4,236     $   4,432
Ratio of Expenses to Average Net Assets        2.23%         1.90%         1.51%         1.53%         1.53%         1.80%
Ratio of Net Investment Income
   to Average Net Assets ..............        6.28%         7.98%         7.77%         7.35%         7.17%         7.21%
Portfolio Turnover Rate ...............         101%           65%           28%           36%          103%           87%

                             SEE ACCOMPANYING NOTES.
--------------------------------------------------------------------------------
                                       20

FINANCIAL HIGHLIGHTS
.................................................................................
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

HIGH YIELD SERIES (CLASS C)

                                                               FISCAL YEARS ENDED DECEMBER 31
                                                         ------------------------------------------
                                                         2002(i)      2001(b)(c)(h)   2000(b)(c)(f)
                                                         -------      -------------   -------------

PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ................   $     11.69     $     12.16     $     12.90
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income ..............................          0.35            0.81            0.62
Net Gain (Loss) on Securities
   (realized & unrealized) .........................         (0.60)          (0.33)          (0.69)
                                                       -----------     -----------     -----------
Total from Investment Operations ...................         (0.25)           0.48           (0.07)
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) .............         (0.38)          (0.95)          (0.67)
Distributions (from Capital Gains) .................            --              --              --
                                                       -----------     -----------     -----------
Total Distributions ................................         (0.38)          (0.95)          (0.67)
                                                       -----------     -----------     -----------
NET ASSET VALUE END OF PERIOD ......................   $     11.06     $     11.69     $     12.16
                                                       ===========     ===========     ===========
TOTAL RETURN (a) ...................................          (2.3%)           4.0%           (1.2%)
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ...............   $       502     $       368     $        50
Ratio of Expenses to Average Net Assets ............          2.23%           2.11%           1.58%
Ratio of Net Investment Income to Average
  Net Assets .......................................          6.30%           7.60%           8.05%
Portfolio Turnover Rate ............................           101%             65%             39%

                             SEE ACCOMPANYING NOTES
--------------------------------------------------------------------------------
                                       21

FINANCIAL HIGHLIGHTS
.................................................................................
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SECURITY CASH FUND

                                                                      FISCAL YEARS ENDED DECEMBER 31
                                            -----------------------------------------------------------------------------------
                                            2002(i)      2001(b)(c)       2000(c)        1999(c)      1998(c)(d)     1997(c)(d)
                                            -------      ----------       -------        -------      ----------     ----------

PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ...   $     1.00     $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income .................         0.01           0.03           0.05           0.04           0.05           0.05
Net Gain (Loss) on Securities
   (realized & unrealized) ............           --             --             --             --             --             --
                                          ----------     ----------     ----------     ----------     ----------     ----------
Total from Investment Operations ......         0.01           0.03           0.05           0.04           0.05           0.05
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income)         (0.01)         (0.03)         (0.05)         (0.04)         (0.05)         (0.05)
Distributions (from Realized Gains) ...           --             --             --             --             --             --
                                          ----------     ----------     ----------     ----------     ----------     ----------
   Total Distributions ................        (0.01)         (0.03)         (0.05)         (0.04)         (0.05)         (0.05)
                                          ----------     ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE END OF PERIOD .........   $     1.00     $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                          ==========     ==========     ==========     ==========     ==========     ==========
Total Return (a) ......................          0.5%           3.2%           5.6%           4.4%           4.7%           4.9%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ..   $   62,648     $   67,638     $   62,472     $   53,137     $   61,828     $   57,441
Ratio of Expenses to Average Net Assets         1.00%          1.00%          0.98%          0.86%          0.89%          0.90%
Ratio of Net Investment Income
   to Average Net Assets ..............         0.96%          3.08%          5.48%          4.30%          4.60%          4.80%

(a) Total return information does not take into account any charges paid at time of purchase or contingent deferred sales charges paid at time of redemption.
(b) Fund expenses were reduced by reimbursement from the Investment Manager.
    Expense ratios absent such reimbursements would have been as follows:

                                                   2002           2001          2000           1999           1998        1997
                                                   ----           ----          -----          -----          -----       -----

     Municipal Bond Fund           Class A         1.24%          1.17%         1.16%          1.14%          0.82%        0.83%
                                   Class B         1.99%          1.93%         1.96%          2.19%          2.18%        2.00%
     Diversified Income Series     Class A         1.03%          1.04%         1.19%          1.37%          1.43%        1.06%
                                   Class B         1.78%          1.79%         2.02%          2.36%          3.03%        2.14%
                                   Class C         1.78%          1.79%         1.84%           --             --             --
     High Yield Series             Class A            --          1.42%         1.39%          1.32%          1.36%        1.44%
                                   Class B            --          2.21%         1.84%          2.13%          2.13%        2.37%
                                   Class C            --          2.25%         2.02%           --             --             --
     Cash Fund                                     1.05%          1.01%          --             --             --             --

(c) Net investment income was computed using the average month-end shares outstanding throughout the period.
(d) Expense ratios, including reimbursements, were calculated without the reduction for custodian fees earning credits. Expense ratios with such reductions would have been as follows:

                                                   2002           2001          2000           1999           1998         1997
                                                   ----           -----         -----          -----          -----        -----

     Municipal Bond Fund           Class A          --             --            --            1.00%          0.82%        0.83%
                                   Class B          --             --            --            1.75%          2.00%        2.00%
     Diversified Income Series     Class B          --            1.70%          --             --             --           --
     Cash Fund                                      --             --            --             --            0.89%        1.00%

(e)  Portfolio turnover calculation excludes the portfolio investments in the
     Limited Maturity Series and Corporate Bond Series prior to merger.
(f)  Class C shares were initially offered for sale on May 1, 2000 for Security
     High Yield Series and Diversified Income Series. Percentage amounts for the period, except for total return, have been annualized.
(g)  The financial highlights for the Diversified Income Series as set forth herein exclude the historical financial highlights of the Corporate Bond
     Series and Limited Maturity Bond Series Class A and B shares. The assets of the Corporate Bond Series and Limited Maturity Bond Series were acquired by the Diversified Income Series on April 30, 2000.
(h)  As required, effective January 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on fixed income securities. The effect of this change for the period ended December 31, 2001, was to decrease net investment income per share by less than 1/4 of a cent, increase net realized and unrealized gains and losses per share by less than 1/4 of a cent and increase the ratio of net investment income to average net assets from
     0.01% to 0.18%. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(i)  Unaudited figures for the six months ended June 30, 2002. Percentage amounts for the period, except for total return, have been annualized.

                            SEE ACCOMPANYING NOTES.
--------------------------------------------------------------------------------
                                       22

NOTES TO FINANCIAL STATEMENTS
.................................................................................
JUNE 30, 2002

1.SIGNIFICANT ACCOUNTING POLICIES

   Security Income Fund, Security Municipal Bond Fund and Security Cash Fund
(the Funds) are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. The shares of Security
Income Fund are currently issued in multiple series, with each series, in effect, representing a separate fund. The Security Income Fund and Security
Municipal Bond Fund offer different classes and, therefore, are required to account for each class separately and to allocate general expenses to each class based on the net asset value of each series. Class A shares are sold with a sales charge at the time of purchase. Class A shares generally are not subject to a sales charge when they are redeemed, except that purchases of Class A shares of $1 million or more sold without a front-end sales charge are subject to a contingent deferred sales charge if redeemed within one year of purchase.
Class B and Class C shares are offered without a front-end sales charge but incur additional class-specific expenses. Redemptions of the shares within five years of acquisition for Class B and within one year of acquisition for Class C incur a contingent deferred sales charge. The Security Income Fund began offering an additional class of shares ("S" shares) to the public on February 1,
2001. The shares are offered without a front-end sales charge but incur additional class specific expenses. Redemptions of the shares within seven years of acquisition incur a contingent deferred sales charge. Effective June 3, 2002, shareholders in Class S Shares were merged into Class C Shares.

   The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

   A.SECURITY VALUATION - Valuations of Security Income and Security Municipal
Bond Funds' securities are supplied by pricing services approved by the Board of
Directors. Securities listed or traded on a national securities exchange are valued on the basis of the last sales price. If there are no sales on a particular day, then the securities are valued at the last bid price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Funds'
investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. The Funds'
officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing service. This method is deemed to approximate market.

   Security Cash Fund, by approval of the Board of Directors, utilizes the amortized cost method for valuing portfolio securities, whereby all investments are valued by reference to their acquisition cost as adjusted for amortization of premium or accretion of discount.

   B.REPURCHASE AGREEMENTS - In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times.
If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

   C.OPTIONS - Diversified Income Series and the High Yield Series may purchase put and call options and write such options on a covered basis on securities that are traded on recognized securities exchanges and over-the-counter markets.
Call and put options on securities give the holder the right to purchase or sell, respectively (and the writer of the obligation to sell or purchase), a security at a specified price, until a certain date. The primary risks associated with the use of options are an imperfect correlation between the change in market value of the securities held by the Funds and the price of the option, the possibility of an illiquid market, and the inability of the counter-party to meet the terms of the contract.

   The premium received for a written option is recorded as an asset, with an equal liability which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

   D.SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are reported on an identified cost basis.Interest income is recognized on the accrual basis, including the amortization of premiums and accretion of discounts on debt securities. Each class of shares participates in investment income, fund-level expenses and realized and unrealized gains and losses based on the total net asset value of its shares in proportion to the total net assets of the fund.

   E.DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes.

   F.TAXES - The Funds complied with the requirements of the Internal Revenue
Code applicable to regulated investment companies and distributed all of their taxable net income and net realized gains sufficient to relieve them from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

   G.EARNINGS CREDITS - Under the fee schedule with the custodian, the Funds earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the statement of operations are before the reduction in expense from the related earnings credits.

   H. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
                                       23

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
.................................................................................
JUNE 30, 2002

   I. REPURCHASE AGREEMENTS - In connection with transactions in repurchase agreements, it is the Company's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest at all times.
If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Company may be delayed or limited.

2.MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

   Management fees are payable to Security Management Company, LLC (SMC) under investment advisory contracts at an annual rate of .50% of the average daily net assets of Security Municipal Bond Fund and Security Cash Fund; .35% of the
average daily net assets for Diversified Income Series and .60% of the average daily net assets of the High Yield Series. SMC pays Salomon Brothers Asset
Management, Inc. an annual fee equal to .22% of the average daily net assets of
Security Municipal Bond Fund for management services provided to the fund. The investment advisory contract for Security Income Fund provides that the total annual expenses of each series of the fund (including management fees and custodian fees net of earnings credits, but excluding interest, taxes, brokerage commissions, extraordinary expenses and distribution fees paid under the Class B and Class C distribution plans) will not exceed the level of expenses which
Security Income Fund is permitted to bear under the most restrictive expense limitation imposed by any state in which shares of the Fund are qualified for sale. For the period ended December 31, 2001, SMC agreed to limit the total expenses of Diversified Income Series to an annual rate of .95% of the average daily net asset value of Class A shares and 1.70% of Class B shares, Class C shares and Class S shares. SMC also agreed to limit the total expenses of the
High Yield Series to 2.00% for Class A shares and 2.75% for Class B and Class C shares. The investment advisory contract for Security Municipal Bond Fund provides that the total annual expenses of the fund, exclusive of interest, taxes, Rule 12b-1 fees, brokerage fees and commissions and extraordinary expenses, will not exceed an amount equal to an annual rate of 1.00% of the average net assets of the Fund as calculated on a daily basis. The investment advisory contract for Security Cash Fund provides that the total annual expenses of the Fund, exclusive of interest, taxes, brokerage fees and commissions and extraordinary expenses, will not exceed an amount equal to an annual rate of
1.00% of the average net assets of the Fund as calculated on a daily basis.

   The Funds have entered into contracts with SMC for transfer agent services and certain other administrative services which SMC provides to the Funds. SMC is paid an annual fixed charge per account and shareholder and dividend transaction fees.

   As the administrative agent for the Funds, SMC performs administrative functions, such as regulatory filings, bookkeeping, accounting and pricing functions for the Funds. For this service SMC receives on an annual basis, a fee of .09% of the average daily net assets of Diversified Income Series, High Yield
Series, and Security Municipal Bond Fund and .045% of the average daily net assets of Security Cash Fund calculated daily and payable monthly.

   Security Income and Security Municipal Bond Funds have adopted distribution plans related to the offering of Class B shares and Security Income Fund has adopted a distribution plan relating to the Offering of Class C shares, each such distribution plan has been adopted pursuant to Rule 12b-1 of the Investment
Company Act of 1940. The plans provide for payments at an annual rate of 1.00%
of the average daily net assets of Class B and Class C shares. Class A shares of
Security Income Fund and Security Municipal Bond Fund incur 12b-1 distribution fees at an annual rate of .25% of the average daily net assets of each series.

   Security Distributors, Inc. (SDl), a wholly-owned subsidiary of Security
Benefit Group, Inc., a financial services holding company, is national distributor for Security Income and Security Municipal Bond Funds. SDI receives net underwriting commissions on sales of Class A shares and contingent deferred sales charges (CDSC) on redemptions occurring within 5 years of the date of purchase of Class B shares, and within one year of the date of purchase of Class
C shares, after allowances to brokers and dealers. Net amounts paid to SDI and the unaffiliated broker/dealers for the period ended June 30, 2002, are presented below:

                           MUNICIPAL    DIVERSIFIED    HIGH YIELD
                           BOND FUND   INCOME SERIES     SERIES
                           --------     ----------      --------
SDI underwriting (Class A) $     0        $ 1,416        $    88
CDSC (Class B)             $ 2,200        $12,261        $   794
CDSC (Class C)                 N/A        $   167        $     0
CDSC (Class S)                 N/A        $     0            N/A
Broker/Dealer (Class A)    $ 1,594        $19,711        $ 2,016
Broker/Dealer (Class B)    $ 1,419        $43,228        $ 4,225
Broker/Dealer (Class C)        N/A        $ 5,970        $   248

--------------------------------------------------------------------------------
                                       24

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
.................................................................................
JUNE 30, 2002

3.FEDERAL INCOME TAX MATTERS

   Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences, adjustments are primarily due to interest income accrued for defaulted and variable rate securities for tax purposes and differing book and tax amortization methods for premium and market discount. To the extent these differences are permanent differences, adjustments are made to the appropriate equity accounts in the period that the difference arises.

   The amounts of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2002, were as follows:

                                   MUNICIPAL    DIVERSIFIED   HIGH YIELD
                                   BOND FUND   INCOME SERIES    SERIES
                                   ---------     ----------   -----------
Gross unrealized
  appreciation                     $947,422      $3,179,568    $  136,928
Gross unrealized
  depreciation                      (28,879)      ($844,446)   (2,632,543)
                                   ---------     ----------   -----------
Net unrealized
  appreciation (depreciation)      $917,543      $2,335,122   ($2,495,615)
                                   =========     ==========   ===========

  At December 31, 2001, the following funds have capital loss carryovers and deferred post-October losses to offset future realized capital gains as follows:

                                                                  DEFERRED
                                      CAPITAL LOSS  EXPIRATION  POST-OCTOBER
                                       CARRYOVER       YEAR        LOSSES
                                       ---------       ----        ------
SECURITY INCOME FUND:
  DIVERSIFIED INCOME SERIES           $10,235,480      2002      $  54,820
                                        1,372,161      2004
                                          816,702      2005
                                          801,693      2007
                                        3,837,647      2008
                                      -----------
                                      $17,063,683
                                      ===========
  HIGH YIELD SERIES                   $   371,694      2008        233,979
                                          531,908      2009
                                      -----------
                                      $   903,602
                                      ===========
  SECURITY
     MUNICIPAL BOND FUND              $   657,452      2002         11,925
                                           58,165      2007
                                      -----------
                                      $   715,617
                                      ===========

The tax character distributions paid was the same for financial statement purposes.

4.INVESTMENT TRANSACTIONS

   Investment transactions for the period ended June 30, 2002, (excluding overnight investments and short-term debt securities) were as follows:

                           MUNICIPAL    DIVERSIFIED    HIGH YIELD
                           BOND FUND   INCOME SERIES     SERIES
                          ----------   -------------    ---------
Purchases                 $3,983,801    $28,672,736    $5,299,046
Proceeds from sales       $5,744,101    $15,146,341    $5,049,499

--------------------------------------------------------------------------------
                                       25

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
.................................................................................
JUNE 30, 2002

5.CAPITAL SHARE TRANSACTIONS

   The Funds are authorized to issue an unlimited number of shares in an unlimited number of classes. Transactions in the capital shares of the Funds for the period ending June 30, 2002 and the year ending December 31, 2001, respectively were as follows:

                                                                                                              2002          2002
                             2002        2002         2002        2002         2002         2002            INCREASE/     INCREASE/
                            SHARES      AMOUNT       SHARES      AMOUNT       SHARES       AMOUNT           DECREASE      DECREASE
                             SOLD        SOLD       REINVESTED REINVESTED    REDEEMED     REDEEMED           SHARES        AMOUNT
                          ----------   -----------   -------   ----------   -----------    ------------    ----------   -----------

MUNICIPAL BOND FUND
   Class A Shares .......    167,119   $ 1,721,717    19,090   $  196,347      (315,904)   ($ 3,235,546)     (129,695)  ($1,317,482)
   Class B Shares .......      3,680        37,830     1,463       15,079       (20,238)       (208,839)      (15,095)     (155,930)
                          ----------   -----------   -------   ----------   -----------    ------------    ----------   -----------
      Total .............    170,799   $ 1,759,547    20,553   $  211,426      (336,142)   ($ 3,444,385)     (144,790)  ($1,473,412)

DIVERSIFIED INCOME SERIES
   Class A Shares .......  6,301,945    29,757,198   260,851    1,234,644    (5,767,576)   ($27,290,856)      795,220   $ 3,700,986
   Class B Shares .......  1,185,361     5,557,847    70,165      330,924      (525,190)     (2,471,848)      730,336     3,416,923
   Class C Shares .......    663,887     3,130,719    12,033       56,695      (208,551)       (983,885)      467,369     2,203,529
   Class S Shares .......      4,443        21,100       166          780        (9,856)        (46,718)       (5,247)      (24,838)
                          ----------   -----------   -------   ----------   -----------    ------------    ----------   -----------
      Total .............  8,155,636   $38,466,864   343,215   $1,623,043    (6,511,173)   ($30,793,307)    1,987,678   $ 9,296,600

HIGH YIELD BOND SERIES
   Class A Shares .......     86,220   $ 1,016,442    17,673   $  205,432      (102,743)   ($ 1,202,513)        1,150   $    19,361
   Class B Shares .......     46,665       544,317    11,783      136,608       (11,294)       (132,219)       47,154       548,706
   Class C Shares .......     14,864       174,041     1,155       13,431        (2,075)        (24,442)       13,944       163,030
                          ----------   -----------   -------   ----------   -----------    ------------    ----------   -----------
      Total .............    147,749   $ 1,734,800    30,611   $  355,471      (116,112)   ($ 1,359,174)       62,248   $   731,097

CASH FUND ............... 74,460,515   $74,460,515   303,344   $  303,344   (79,753,072)   ($79,753,072)   (4,989,213)  ($4,989,213)

                                                                                                               2001          2001
                              2001        2001         2001         2001         2001           2001         INCREASE/     INCREASE/
                             SHARES      AMOUNT       SHARES       AMOUNT       SHARES         AMOUNT        DECREASE      DECREASE
                              SOLD        SOLD       REINVESTED  REINVESTED    REDEEMED        REDEEMED        SHARES        AMOUNT
                           -----------  ------------  ---------  ----------  ------------   -------------   ----------  -----------

MUNICIPAL BOND FUND
   Class A Shares .......    1,037,049  $ 10,670,733     43,154  $  441,881    (1,170,112)  ($ 12,055,603)     (89,909) ($  942,989)
   Class B Shares .......       29,487       306,090      2,668      27,373       (15,378)       (159,488)      16,777      173,975
                           -----------  ------------  ---------  ----------  ------------   -------------   ----------  -----------
      Total .............    1,066,536  $ 10,976,823     45,822  $  469,254    (1,185,490)  ($ 12,215,091)     (73,132) ($  769,014)

DIVERSIFIED INCOME SERIES
   Class A Shares .......    5,901,809  $ 28,144,861    536,738  $2,531,009    (7,487,638)  ($ 35,538,195)  (1,049,091) ($4,862,325)
   Class B Shares .......    1,719,315     8,149,576    134,613     631,063    (1,925,508)     (9,053,220)     (71,580)    (272,581)
   Class C Shares .......      351,825     1,659,892     10,690      50,286       (83,371)       (394,293)     279,144    1,315,885
   Class S Shares .......        5,259        25,321         68         325           (80)           (388)       5,247       25,258
                           -----------  ------------  ---------  ----------  ------------   -------------   ----------  -----------
      Total .............    7,978,208  $ 37,979,650    682,109  $3,212,683    (9,496,597)  ($ 44,986,096)    (836,280) ($3,793,763)

HIGH YIELD BOND SERIES
   Class A Shares .......      141,019  $  1,734,099     44,834  $  538,890      (223,684)  ($  2,711,847)     (37,831) ($  438,858)
   Class B Shares .......       91,239     1,133,069     26,788     320,753       (77,990)       (944,855)      40,037      508,967
   Class C Shares .......       28,902       346,847      1,085      12,796        (2,669)        (31,250)      27,318      328,393
                           -----------  ------------  ---------  ----------  ------------   -------------   ----------  -----------
      Total .............      261,160  $  3,214,015     72,707     872,439      (304,343)  ($  3,687,952)      29,524  $   398,502

CASH FUND ...............  161,317,576  $161,317,576  1,960,267  $1,960,267  (158,112,068)  ($158,112,068)   5,165,775  $ 5,165,775

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                                       26

DIRECTOR DISCLOSURE (UNAUDITED)
.................................................................................

                                                                                                                       NUMBER OF
                                                                         PRINCIPAL                                     PORTFOLIOS IN
NAME,                      POSITION(S)           TERM OF                 OCCUPATION(S)                                 FUND COMPLEX
ADDRESS AND                HELD WITH             OFFICE AND              DURING THE PAST                               OVERSEEN BY
AGE                        THE FUND              LENGTH OF TIME SERVED   5 YEARS                                       THE DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------

Donald A. Chubb, Jr.       Director**            1994 to present***      Business broker,                                  40
One Security Benefit Place                                                  Griffith & Blair Realtors
Topeka, KS  66636-0001                                                   Manager, Star Sign,Inc.

Penny A. Lumpkin           Director**            1993 to present***      President, Vivian's Gift Shop                     40
One Security Benefit Place                                               Vice President, Palmer Companies, Inc.
Topeka, KS  66636-0001                                                   Vice President, Bellairre Shopping Center
62                                                                       Partner, Goodwin Ent.
                                                                         Partner, PLB
                                                                         Partner, Town Crier
                                                                         Vice President and Treasurer, Palmer News, Inc.
                                                                         Vice President, M/S News, Inc.
                                                                         Secretary, Kansas City Periodicals

Mark L. Morris, Jr.        Director**            1991 to present***      Independent Investor, Morris Co.                  40
One Security Benefit Place                                               Partner, Mark Morris Associates
Topeka, KS  66636-0001
67

Maynard F. Oliverius       Director              1998 to present***      President & CEO, Stormont Vail HealthCare         40
One Security Benefit Place
Topeka, KS  66636-0001

John D. Cleland            Chairman              February 2000           Sr. Vice President and Managing Member            40
                             of the Board          to present            Representative, Security Management Company, LLC
One Security Benefit Place Director*             1991 to present***      Sr. Vice President, Security Benefit Group, Inc.
Topeka, KS 66636-0001                                                    Sr. Vice President, Security Benefit Life Insurance Co.
65                                                                       Director & Vice President, Security Distributors, Inc.

James R. Schmank           President             February 2000           President and Managing MemberRepresentative,      40
                                                   to present            Security Management Company, LLC
One Security Benefit Place Director*             1997 to present***      Sr. Vice President, Security Benefit Group, Inc.
Topeka, KS 66636-0001                                                    Sr. Vice President, Security Benefit Life Insurance Co.
48                                                                       Director, Security Distributors, Inc.

*These directors are deemed to be "interested persons" of the Funds under the
Investment Company Act of 1940, as amended, by reason of their positions with the Funds' Investment Manager and/or the parent of the Investment Manager.

**These directors serve on the Funds' joint audit committee, the purpose of which is to meet with the independent auditors, to review the work of the auditors, and to oversee the handling by Security Management Company, LLC of the accounting function for the Funds.

***Term is until the next annual meeting, or until their successors shall have been duly elected and qualified.

The statement of additional information ("SAI") includes additional information about the Funds' Directors and is available upon request without charge by calling 1-800-888-2461.

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                                       27

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THE SECURITY GROUP OF
MUTUAL FUNDS

Security Growth and Income Fund
Security Equity Fund
    o  Equity Series
    o  Global Series
    o  Total Return Series
    o  Social Awareness Series
    o  Mid Cap Value Series
    o  Small Cap Growth Series
    o  Enhanced Index Series
    o  International Series
    o  Select 25 Series
    o  Large Cap Growth Series
    o  Technology Series
Security Ultra Fund
Security Income Fund
    o  Diversified Income Series
    o  High Yield Series
    o  Capital Preservation Series
Security Municipal Bond Fund
Security Cash Fund

This report is submitted for the general information of the shareholders of the
Funds. The report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus which contains details concerning the sales charges and other pertinent information.

SECURITY FUNDS
OFFICERS AND DIRECTORS

DIRECTORS

Donald A. Chubb, Jr.
John D. Cleland
Penny A. Lumpkin
Mark L. Morris, Jr., D.V.M.
Maynard F. Oliverius
James R. Schmank

OFFICERS

John D. Cleland, CHAIRMAN OF THE BOARD
James R. Schmank, PRESIDENT
Terry A. Milberger, VICE PRESIDENT
Cindy L. Shields, VICE PRESIDENT
Steven M. Bowser, VICE PRESIDENT
James P. Schier, VICE PRESIDENT
David Toussaint, VICE PRESIDENT
Christopher L. Phalen, VICE PRESIDENT
Amy J. Lee, SECRETARY
Christopher D. Swickard, ASSISTANT SECRETARY
Brenda M. Harwood, TREASURER
Jana R. Selley, COMPLIANCE OFFICER

[LOGO] SECURITY DISTRIBUTORS, INC.

One Security Benefit Place
Topeka, KS 66636-0001

PRESORTED STANDARD
U.S. POSTAGE PAID
MINNEAPOLIS, MN
PERMIT NO. 4656

SDI 609 (R6-02)                                                      46-06092-01